NATURE OF OPERATIONS (Details Narrative) - USD ($)				1 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	Nov. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 04, 2021	Jul. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value							$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash and Cash Equivalents, at Carrying Value							$ 25,178,000	$ 45,257,000		$ 25,178,000	$ 32,363,000
Proceeds from Warrant Exercises								$ 3,771,000			$ 68,000
Pre-funded warrants to purchase common shares													13,656,000
Number of warrants to purchase common stock							398,226	30,225,397		398,226	432,142
Proceeds from sale of common shares							$ 2,489,104,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								333
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		26,666,666
Pre-funded warrants to purchase common shares													10,650,000
Proceeds from sale of common shares				$ 9,200,000	$ 10,500,000	$ 9,000,000
November 2020 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock		13,333,333
Proceeds from sale of common shares			$ 9,200,000
Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			3,999,999
Warrant exercises shares			1,999,999
Merger Agreement [Member] | Biosight Ltd and AdvaxisLtd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage												25.00%
Common stock, par value												$ 0.001
Termination fee								$ 7,500,000
Merger Agreement [Member] | Biosight Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage												75.00%
Definitive Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	11,244,135
Definitive Agreements [Member] | April 2021 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	14,005,202
Proceeds from sale of common shares	$ 20,000,000
Definitive Agreements [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	17,577,400
Pre-funded warrants to purchase common shares	7,671,937
Number of warrants to purchase common stock	7,671,937